SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Mar. 31, 2017
Computer equipment and application software
Property and equipment, net
Estimated useful life	5 years
Furniture and fixtures
Property and equipment, net
Estimated useful life	5 years
Medical equipment
Property and equipment, net
Estimated useful life	10 years
Motor vehicles
Property and equipment, net
Estimated useful life	5 years